Income taxes, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Uncertainties [Abstract]
Minimum Stock Ownership Percentage For Tax Exemption	50.00%
Minimum Vote And Value Percentage Of Regularly Traded Stock	50.00%
Significant Shareholder Percentage	5.00%
Unrecognised Tax Expense For Tax Exempt Entity	$ 459	$ 22	$ 8